Financial Information of the Parent Company (Details) - Schedule of Statements of Comprehensive Operations - VIE [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (8,549,401)	$ (1,204,158)	¥ 5,677,577	¥ (3,515,595)
Impairment of long-term prepayments	(54,923,757)	(7,735,849)
Share of income (loss) of subsidiaries, VIEs and VIEs’ subsidiaries	(310,027,579)	(43,666,470)	(204,839,384)	51,773,864
Net income (loss)	(373,500,737)	(52,606,461)	(199,161,807)	48,258,269
Net income attributable to ordinary shareholders	(373,500,737)	(52,606,461)	(199,161,807)	48,258,269
Other comprehensive income
Foreign currency translation adjustments	3,575,835	503,646	2,120,397	211,494
Total other comprehensive income	3,575,835	503,646	2,120,397	211,494
Comprehensive income (loss)	¥ (369,924,902)	$ (52,102,815)	¥ (197,041,410)	¥ 48,469,763